Average Annual Total Returns - Slow Capital Growth Fund		12 Months Ended	13 Months Ended
	Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		11.21%	7.56%
Performance Inception Date	Dec. 06, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.21%	7.56%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.64%	5.77%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.80%	12.64%